Investment in associated companies - Narrative (Details)				9 Months Ended	12 Months Ended
		Dec. 05, 2016 USD ($)	Feb. 08, 2013 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) class_of_stock vessel class_of_membership_interest	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2017 USD ($)	Apr. 25, 2017	Jun. 19, 2015	Mar. 10, 2015	Mar. 09, 2015	Nov. 12, 2012 USD ($)
Schedule of Equity Method Investments [Line Items]
Notional amount of investments acquired	[1]					$ 6,000,000
Total impairment of investments					$ 841,000,000	895,000,000	$ 1,285,000,000
Share in results from associated companies (net of tax)					$ 174,000,000	$ 283,000,000	192,000,000
JV partner investment to retain share in JV							$ 19,000,000
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					42.00%
Seadrill Capricorn Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					49.00%
Number of classes of membership interest representing voting common stock | class_of_membership_interest					1
SFL Deepwater Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					39.00%
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					49.00%
Number of classes of stock representing voting common stock | class_of_stock					1
Archer Limited (Archer) | Loans Payable
Schedule of Equity Method Investments [Line Items]
Debt, face amount			$ 43,000,000
Equity Method Investee | Archer Limited (Archer)
Schedule of Equity Method Investments [Line Items]
Loan to related party													$ 55,000,000
Ownership interest (as percent)							39.89%
Archer Limited (Archer)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					15.69%	39.72%	39.90%		31.89%
Available-for-sale securities								$ 0
Available-for-sale equity securities, accumulated gain								$ 10,000,000
Archer Limited (Archer) | Private Placement
Schedule of Equity Method Investments [Line Items]
New shares issued by equity method investment (in shares) | shares			82,003,000
Consideration received from shares issued			$ 98,000,000
Archer Limited (Archer) | Underwrite Placement
Schedule of Equity Method Investments [Line Items]
New shares issued by equity method investment (in shares) | shares			2,811,793
Consideration received from shares issued			$ 3,000,000
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					50.00%	50.00%	50.00%
Number of pipelying vessels | vessel					1
Ownership percentage held by equity method investee (as percent)					50.00%
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					50.00%	50.00%	50.00%
Number of pipelying vessels | vessel					5
Ownership percentage held by equity method investee (as percent)					50.00%
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					30.00%
Ownership percentage held by equity method investee (as percent)					70.00%
Total impairment of investments					$ 0	$ 13,000,000	$ 0
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					30.00%	30.00%	30.00%
Ownership percentage held by equity method investee (as percent)					70.00%
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					30.00%	30.00%	30.00%
Ownership percentage held by equity method investee (as percent)					70.00%
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					30.00%	30.00%	30.00%
Ownership percentage held by equity method investee (as percent)					70.00%
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		51.00%
Seadrill Mobile Units (Nigeria) Ltd | Seadrill UK Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		49.00%
Interest acquired (as percent)		10.00%
Notional amount of investments acquired		$ 6,600,000
Seadrill Mobile Units (Nigeria) Ltd | HHL
Schedule of Equity Method Investments [Line Items]
Notional amount of investments acquired		6,600,000
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)					50.00%	50.00%	50.00%				50.00%	100.00%
Total impairment of investments				$ 76,000,000	$ 36,000,000	$ 76,000,000	$ 0
Third party ownership interest (as percent)							50.00%				50.00%
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)										42.00%
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Notional amount of investments acquired		$ 6,600,000
Total impairment of investments				$ 73,000,000	805,000,000	653,000,000	$ 533,000,000
Seadrill Partners, Seamex Limited and Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Total impairment of investments					$ 841,000,000	$ 742,000,000	$ 533,000,000

[1]	uring the year ended December 31, 2016, certain consolidated VIEs of ours withdrew bank loans and made loans to the related party Ship Finance International. These balances are presented net in the consolidated statement of cash flows. Refer to Note 22 "Long-term debt" for further information.